Restructuring charges	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring charges
Restructuring charges
Restructuring charges relate to the implementation of several regional strategic initiatives aimed at streamlining the Company’s cost structure and improving its operations. These actions primarily resulted in workforce reductions, lease termination costs and other facility rationalization costs. The following table presents cost information related to restructuring plans that have not been completed as of December 31, 2017 and does not contain any estimates for plans that may be developed and implemented in future periods.

(in millions)	USA	Canada	EMEA	ROW	Other	Total
Anticipated total costs
Employee termination costs	$16.5	$5.7	$22.5	$6.2	$5.8	$56.7
Facility exit costs	23.9	—	3.7	0.2	—	27.8
Other exit costs	1.7	—	6.6	—	0.8	9.1
Total	$42.1	$5.7	$32.8	$6.4	$6.6	$93.6

Incurred to date costs
Inception of plans through December 31, 2017
Employee termination costs	$16.5	$5.7	$22.5	$6.2	$5.8	$56.7
Facility exit costs	22.2	—	3.7	0.2	—	26.1
Other exit costs	1.7	—	6.6	—	0.8	9.1
Total	$40.4	$5.7	$32.8	$6.4	$6.6	$91.9

Inception of plans through December 31, 2016
Employee termination costs	$16.8	$5.2	$21.6	$4.4	$5.8	$53.8
Facility exit costs	19.6	—	3.5	0.2	—	23.3
Other exit costs	1.7	—	6.8	—	0.8	9.3
Total	$38.1	$5.2	$31.9	$4.6	$6.6	$86.4

The following tables summarize activity related to accrued liabilities associated with redundancy and restructuring:

(in millions)	January 1, 2017	Charge to earnings	Cash paid	Non-cash and other	December 31, 2017
Employee termination costs	$6.9	$2.9	$(7.2)	$0.4	$3.0
Facility exit costs	13.2	2.8	(5.5)	(0.3)	10.2
Other exit costs	—	(0.2)	(0.3)	—	(0.5)
Total	$20.1	$5.5	$(13.0)	$0.1	$12.7

(in millions)	January 1, 2016	Charge to earnings	Cash paid	Non-cash and other	December 31, 2016
Employee termination costs	$31.0	$0.4	$(24.5)	$—	$6.9
Facility exit costs	15.5	6.0	(8.3)	—	13.2
Other exit costs	0.1	0.1	(0.2)	—	—
Total	$46.6	$6.5	$(33.0)	$—	$20.1

Restructuring liabilities of $5.8 million and $10.1 million were classified as current in other accrued expenses in the consolidated balance sheets as of December 31, 2017 and 2016, respectively. The long-term portion of restructuring liabilities of $6.9 million and $10.0 million were recorded in other long-term liabilities in the consolidated balance sheets as of December 31, 2017 and 2016, respectively and primarily consists of facility exit costs that are expected to be paid within the next five years.
While the Company believes the recorded restructuring liabilities are adequate, revisions to current estimates may be recorded in future periods based on new information as it becomes available.